------------------
 SEMI-ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

Prime
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

SERVICE CLASS

SEPTEMBER 30, 1997

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Prime Money Market Mutual Fund -- Service Class                              3

  Treasury Money Market Mutual Fund -- Service Class                           3

PORTFOLIOS OF INVESTMENTS

  Prime Money Market Mutual Fund                                               4

  Treasury Money Market Mutual Fund                                            7

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         10

  Statement of Operations                                                     11

  Statements of Changes in Net Assets                                         12

  Financial Highlights                                                        14

  Notes to Financial Statements                                               24

LIST OF ABBREVIATIONS                                                         33
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

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------------------------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

--------------------
INVESTMENT ADVISER Q&A
PRIME MONEY MARKET MUTUAL FUND -- SERVICE CLASS
TREASURY MONEY MARKET MUTUAL FUND -- SERVICE CLASS

WHAT WERE THE FUNDS' SEVEN-DAY YIELDS AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Prime Fund was 5.40% and 5.09% for the Treasury Fund. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUNDS THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market sector, yield spreads were small, allowing the Funds to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUNDS' FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

WHAT IS THE BENEFIT TO INVESTORS IN A TREASURY OR GOVERNMENT MONEY MARKET FUND?

The principal benefit is high credit quality. Treasury securities are backed by the full faith and credit of the United States Government. Securities issued by other sections of the Federal government, its agencies and instrumentalities are backed by the issuing agency. Because of this high credit quality, these securities often have lower yields than, for example, commercial paper, but many investors accept this trade off. The Funds invest in repurchase agreements collateralized by government paper. This is a way to increase yields without sacrificing too much in credit quality.

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS - 16.99%
$20,000,000  Caisse Nationale De Credit                           5.86 %        08/11/98   $   19,994,965
 40,000,000  CC USA Inc#
               (Acquired 05/23/97, cost $40,000,000)              6.18          05/26/98       40,000,000
 60,000,000  Commerzbank Finance Inc                              5.80          01/15/98       60,005,006
 25,000,000  Huntington National Bank                             6.05          01/06/98       25,000,000
 35,000,000  Morgan (JP) & Co                                     5.80          07/28/98       34,986,599
 40,000,000  Northern Trust Co                                    5.50          11/21/97       40,000,000
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  219,986,570

             COMMERCIAL PAPER - 37.06%
$15,000,000  Asset Securitization Corp++
               (Acquired 09/18/97, cost $14,938,013)              5.51 %(F)     10/28/97   $   14,938,013
 30,000,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       29,982,797
 30,000,000  Corporate Receivables Corp++
               (Acquired 09/03/97, cost $29,976,958)              5.53 (F)      10/06/97       29,976,958
 45,000,000  Eiger Capital Corp++
               (Acquired 09/03/97 cost $44,993,088)               5.54 (F)      10/02/97       44,993,088
 45,717,000  Fleet Funding Inc++
               (Acquired 09/02/97, cost $45,653,796)              5.53 (F)      10/10/97       45,653,796
 50,000,000  General Electric Capital Corp                        5.85 (F)      01/23/98       49,073,750
 55,000,000  Goldman Sachs & Co                                   5.55 (F)      10/06/97       54,957,604
 22,827,000  Greenwich Asset Funding Inc++
               (Acquired 07/02/97, cost $22,493,821)              5.52 (F)      01/02/98       22,493,821
 50,000,000  Household Finance Corp                               5.51 (F)      10/24/97       49,823,986
 30,000,000  Merrill Lynch & Co                                   5.55 (F)      10/06/97       29,976,875
 55,000,000  Nationsbank Corp                                     5.51 (F)      11/03/97       54,722,204
  3,400,000  National Rural Utilities Cooperative Finance
               Corp                                               5.56 (F)      10/24/97        3,388,053
 50,000,000  Prefunding Corp                                      5.53 (F)      10/17/97       49,877,778
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $  479,858,723

------------------------
4

                                      PRIME MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE NOTES - 13.52%
$30,000,000  Beta Finance Inc                                     5.80 %        01/15/98   $   30,000,000
 35,000,000  Sigma Finance Inc#
               (Acquired 09/12/97, cost $35,000,000)              5.80          09/15/98       35,000,000
 25,000,000  Sigma Finance Inc#
               (Acquired 09/17/97, cost $24,990,826)              6.00          01/14/98       24,990,826
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
 35,000,000  Society National Bank                                6.13          11/21/97       35,023,236
                                                                                           --------------
             TOTAL CORPORATE NOTES                                                         $  174,994,652

             VARIABLE AND FLOATING RATE BONDS - 28.95%
$60,000,000  Abbey National North America                         5.61 %        10/10/97   $   59,959,386
 20,000,000  American Express Co                                  5.63          05/08/98       20,000,000
 60,000,000  Bankers Trust New York Corp                          5.60          11/20/97       59,994,330
 60,000,000  Barclays Bank Plc                                    5.62          02/20/98       59,970,990
 50,000,000  CIT Group Holdings Inc                               5.58          11/20/97       49,961,300
 45,000,000  FCC National Bank                                    5.86          11/17/97       45,000,000
 50,000,000  Federal Farm Credit Bank                             5.54          11/06/97       49,971,000
 30,000,000  First Bank of North Dakota                           5.57          12/17/97       29,978,868
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  374,835,874

             REPURCHASE AGREEMENTS - 2.90%
$30,399,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $   30,399,000
  7,106,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97        7,106,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $   37,505,000

                                                           ---------------------

PRIME MONEY MARKET MUTUAL FUND (UNAUDITED)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,287,180,819)* (Note 1)                          99.42%               $1,287,180,819
              Other Assets and Liabilities, Net                         0.58                     7,497,240
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,294,678,059
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  # REPRESENTS A SECURITY SOLD UNDER RULE 144A WHICH IS EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
6

                                   TREASURY MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 54.33%
             U.S. TREASURY BILLS - 30.26%
$279,070,000 U.S. Treasury Bills                                  3.04 %(F)     10/02/97   $  279,042,500
175,000,000  U.S. Treasury Bills                                  4.24 (F)      10/09/97      174,841,778
 35,000,000  U.S. Treasury Bills                                  4.44 (F)      10/16/97       34,936,563
                                                                                           --------------
                                                                                           $  488,820,841

             U.S. TREASURY NOTES - 24.07%
$20,000,000  U.S. Treasury Notes                                  4.75 %        08/31/98   $19,844,216.00
 20,000,000  U.S. Treasury Notes                                  5.13          04/30/98       19,879,531
 25,000,000  U.S. Treasury Notes                                  5.13          06/30/98       24,915,346
 93,800,000  U.S. Treasury Notes                                  6.13          05/15/98       94,015,163
 39,520,000  U.S. Treasury Notes                                  6.13          08/31/98       39,642,909
109,850,000  U.S. Treasury Notes                                  7.88          01/15/98      110,482,697
 19,750,000  U.S. Treasury Notes                                  7.88          04/15/98       19,933,492
 60,000,000  U.S. Treasury Notes                                  8.75          10/15/97       60,071,693
                                                                                           --------------
                                                                                           $  388,785,047
             TOTAL U.S. TREASURY SECURITIES                                                $  877,605,888
             (Cost $877,605,888)

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 45.56%
$189,912,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $  189,912,000
176,522,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97      176,522,000
305,037,500  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97      305,037,500
 64,399,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       6.00          10/01/97       64,399,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  735,870,500
             (Cost $735,870,500)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,613,476,388)* (Note 1)                          99.89%               $1,613,476,388
              Other Assets and Liabilities, Net                         0.11                     1,766,222
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,615,242,610
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
8

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                                      PRIME           TREASURY
                                               MONEY MARKET       MONEY MARKET
                                                MUTUAL FUND        MUTUAL FUND
------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)
    (includes repurchase agreements of
    $735,870,500 for the Treasury Money
    Market Mutual Fund)                      $1,287,180,819     $1,613,476,388
  Cash                                                2,372              2,734
Receivables:
  Interest                                       13,585,773          8,310,808
Organization expenses, net of
  amortization                                       40,862             75,611
Prepaid expenses                                    130,050            187,130
TOTAL ASSETS                                  1,300,939,876      1,622,052,671

LIABILITIES
Payables:
  Distribution to shareholders                    5,637,015          6,118,157
  Due to sponsor and distributor (Note
    2)                                              109,890             82,326
  Due to WFB (Note 2)                               282,185            424,452
  Other                                             232,727            185,126
TOTAL LIABILITIES                                 6,261,817          6,810,061
TOTAL NET ASSETS
                                             $1,294,678,059     $1,615,242,610
Net assets consist of:
  Paid-in capital                            $1,294,799,739     $1,615,170,316
  Undistributed net realized gain (loss)
    on investments                                 (121,680)            72,294
TOTAL NET ASSETS                             $1,294,678,059     $1,615,242,610

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  189,161,839     $   51,762,421
Shares outstanding - Class A                    189,247,203         51,781,468
Net asset value and offering price per
  share - Class A                            $         1.00     $         1.00
Net assets - Class E                                    N/A     $  753,349,174
Shares outstanding - Class E                            N/A        753,315,394
Net asset value and offering price per
  share - Class E                                       N/A     $         1.00
Net assets - Institutional Class             $  506,338,759     $  485,722,693
Shares outstanding - Institutional Class        506,461,131        485,831,557
Net asset value and offering price per
  share - Institutional Class                $         1.00     $         1.00
Net assets - Service Class                   $  599,177,461     $  324,408,322
Shares outstanding - Service Class              599,337,497        324,406,628
Net asset value and offering price per
  share - Service Class                      $         1.00     $         1.00
INVESTMENT AT COST                           $1,287,180,819     $1,613,476,388
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
10

   STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPT. 30, 1997

                                                   PRIME        TREASURY
                                                   MONEY           MONEY
                                                  MARKET          MARKET
                                             MUTUAL FUND     MUTUAL FUND
------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $39,412,997     $46,348,440
TOTAL INVESTMENT INCOME                       39,412,997      46,348,440

EXPENSES (NOTE 2)
  Advisory fees                                1,743,380       2,116,628
  Administration fees                            418,414         507,991
  Custody fees                                   116,448         141,391
  Shareholder servicing fees                     929,397       1,452,193
  Portfolio accounting fees                      167,103         212,164
  Transfer agency fees                           274,347         265,639
  Distribution fees                               60,672         739,048
  Amortization of organization expenses           85,765         105,237
  Legal and audit fees                            31,710          21,543
  Registration fees                              137,439         149,727
  Directors' fees                                  2,634           2,352
  Shareholder reports                             48,122          22,788
  Other                                           25,565           9,681
TOTAL EXPENSES                                 4,040,996       5,746,382
Less:
  Waived fees and reimbursed expenses         (1,319,288)     (1,642,401)
Net Expenses                                   2,721,708       4,103,981
NET INVESTMENT INCOME                         36,691,289      42,244,459

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                   20,621          71,277
NET GAIN ON INVESTMENTS                           20,621          71,277
NET INCREASE IN NET ASSETS RESULTING
FROM
  OPERATIONS                                 $36,711,910     $42,315,736
------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     PRIME MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------
                                                (UNAUDITED)
                                                FOR THE SIX         FOR THE SIX             FOR THE
                                               MONTHS ENDED        MONTHS ENDED          YEAR ENDED
                                             SEPT. 30, 1997      MARCH 31, 1997      SEPT. 30, 1996
---------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   36,691,289     $    38,285,335     $    70,756,951
  Net realized gain (loss) on sale of
    investments                                      20,621             (39,213)                  0
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  36,711,910          38,246,122          70,756,951

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (6,168,750)         (7,008,067)        (14,569,914)
    CLASS E                                               0                   0                   0
    INSTITUTIONAL CLASS                         (14,475,595)        (13,890,812)        (21,372,473)
    SERVICE CLASS                               (16,046,944)        (17,386,456)        (34,814,564)
  In excess of net investment income
    CLASS A                                               0                   0             (17,515)
    CLASS E                                               0                   0                   0
    INSTITUTIONAL CLASS                                   0                   0             (29,352)
    SERVICE CLASS                                         0                   0             (56,259)
  From net realized gain on sale of
    investments
    CLASS A                                               0                   0                   0
    CLASS E                                               0                   0                   0
    INSTITUTIONAL CLASS                                   0                   0                   0
    SERVICE CLASS                                         0                   0                   0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           308,020,053         332,738,149         831,565,415
  Reinvestment of dividends - Class A               186,679             240,495             916,433
  Cost of shares redeemed - Class A            (396,092,457)       (320,827,816)       (567,563,822)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                          (87,885,725)         12,150,828         264,918,026
  Proceeds from shares sold - Class E                   N/A                 N/A                 N/A
  Reinvestment of dividends - Class E                   N/A                 N/A                 N/A
  Cost of shares redeemed - Class E                     N/A                 N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                                  N/A                 N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                         881,972,562       1,593,666,413       5,079,644,286
  Reinvestment of dividends -
    Institutional Class                           3,363,948           1,847,923             176,187
  Cost of shares redeemed -
    Institutional Class                        (917,199,908)     (1,481,265,875)     (4,686,437,789)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS              (31,863,398)        114,248,461         393,382,684
  Proceeds from shares sold - Service
    Class                                       956,115,425       1,211,666,872       2,007,890,215
  Reinvestment of dividends - Service
    Class                                            74,885              90,409             117,361
  Cost of shares redeemed - Service
    Class                                      (983,127,556)     (1,326,393,380)     (1,881,188,708)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                    (26,937,246)       (114,636,099)        126,818,868
INCREASE (DECREASE) IN NET ASSETS              (146,665,748)         11,723,977         785,016,452

NET ASSETS:
  Beginning net assets                        1,441,343,817       1,429,619,840         644,603,388
  ENDING NET ASSETS                          $1,294,678,069     $ 1,441,343,817     $ 1,429,619,840
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
12

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                    TREASURY MONEY MARKET MUTUAL FUND
                                             --------------------------------------------------------
                                                 (UNAUDITED)
                                                 FOR THE SIX         FOR THE SIX              FOR THE
                                                MONTHS ENDED        MONTHS ENDED           YEAR ENDED
                                              SEPT. 30, 1997      MARCH 31, 1997       SEPT. 30, 1996
-----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    42,244,459     $    45,105,801     $     97,930,686
  Net realized gain (loss) on sale of
    investments                                       71,277               1,017               39,272
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   42,315,736          45,106,818           97,969,958

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (1,598,747)         (1,327,300)          (2,763,079)
    CLASS E                                      (18,049,807)           (905,615)                   0
    INSTITUTIONAL CLASS                          (12,503,728)        (12,730,969)         (62,003,165)
    SERVICE CLASS                                (10,092,177)        (30,141,918)         (33,164,442)
  In excess of net investment income
    CLASS A                                                0                   0                 (293)
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                                    0                   0              (14,701)
    SERVICE CLASS                                          0                   0               (4,695)
  From net realized gain on sale of
    investments
    CLASS A                                                0              (1,075)                   0
    CLASS E                                                0                   0                    0
    INSTITUTIONAL CLASS                                    0             (12,378)                   0
    SERVICE CLASS                                          0             (25,819)                   0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A             81,451,657         101,803,141          265,329,368
  Reinvestment of dividends - Class A                204,085             117,496              303,969
  Cost of shares redeemed - Class A              (96,382,019)        (89,139,342)        (211,928,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           (14,726,277)         12,781,295           53,705,222
  Proceeds from shares sold - Class E          1,054,494,805         892,833,080                    0
  Reinvestment of dividends - Class E                      0                   0                    0
  Cost of shares redeemed - Class E           (1,121,836,438)        (72,176,053)                   0
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                           (67,341,633)        820,657,027                    0
  Proceeds from shares sold -
    Institutional Class                          824,968,167         998,327,768        4,920,884,222
  Reinvestment of dividends -
    Institutional Class                            1,047,264             978,929            1,018,863
  Cost of shares redeemed -
    Institutional Class                         (789,959,192)     (1,090,336,130)      (4,417,665,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                36,056,239         (91,029,433)         504,237,888
  Proceeds from shares sold - Service
    Class                                      1,522,169,783       2,043,006,993        3,893,787,080
  Reinvestment of dividends - Service
    Class                                            657,529             348,407              227,942
  Cost of shares redeemed - Service
    Class                                     (1,681,835,818)     (2,900,254,375)      (3,555,407,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                    (159,008,506)       (856,898,975)         338,607,091
INCREASE (DECREASE) IN NET ASSETS               (204,948,900)       (114,528,342)         896,569,784

NET ASSETS:
  Beginning net assets                         1,820,191,508       1,934,719,850        1,038,150,066
  ENDING NET ASSETS                          $ 1,615,242,608     $ 1,820,191,508     $  1,934,719,850
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                        PRIME MONEY MARKET
                                           MUTUAL FUND (1)
                                  ------------------------
                                                   CLASS A
                                  ------------------------
                                  (UNAUDITED)
                                        SIX            SIX
                                     MONTHS         MONTHS
                                      ENDED          ENDED
                                  SEPT. 30,      MARCH 31,
                                       1997       1997 (2)
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $1.00          $1.00
                                  ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.03           0.02
  Net realized and unrealized
    gain on investments                0.00           0.00
                                  ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS       0.03           0.02
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                            (0.03)         (0.02)
  Distributions from net
    realized gain                      0.00           0.00
                                  ---------      ---------
TOTAL FROM DISTRIBUTIONS              (0.03)         (0.02)
                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD        $1.00          $1.00
                                  ---------      ---------
                                  ---------      ---------
TOTAL RETURN (NOT ANNUALIZED)         2.59%          2.49%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $189,162       $277,044
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                        0.55%          0.55%
  Ratio of net investment income
    to average net assets             5.12%          4.95%
----------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses             0.83%          0.75%
Ratio of net investment income
  to average net assets prior to
  waived fees and reimbursed
  expenses                            4.84%          4.75%
----------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                              PRIME MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------
                                                                           INSTITUTIONAL
                                                                                   CLASS
                                 CLASS A  ----------------------------------------------
                                 (CONT.)  (UNAUDITED)
                              ----------  SIX MONTHS  SIX MONTHS                  PERIOD
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                1996 (3)        1997    1997 (2)        1996    1995 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.03        0.03        0.05        0.01
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.03        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.03)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.03)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.09%       2.74%       2.64%       5.39%       5.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $264,900    $506,339    $538,195    $423,959     $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.55%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         5.06%       5.40%       5.25%       5.33%       5.67%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.68%       0.41%       0.38%       0.60%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.93%       5.24%       5.12%       4.98%       5.24%
----------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                        PRIME MONEY MARKET
                                   MUTUAL FUND (1) (CONT.)
                                  ------------------------
                                             SERVICE CLASS
                                  ------------------------
                                  (UNAUDITED)
                                        SIX            SIX
                                     MONTHS         MONTHS
                                      ENDED          ENDED
                                  SEPT. 30,      MARCH 31,
                                       1997       1997 (2)
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $1.00          $1.00
                                  ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.03           0.03
  Net realized and unrealized
    gain on investments                0.00           0.00
                                  ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS       0.03           0.03
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                            (0.03)         (0.03)
  Distributions from net
    realized gain                      0.00           0.00
                                  ---------      ---------
TOTAL FROM DISTRIBUTIONS              (0.03)         (0.03)
                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD        $1.00          $1.00
                                  ---------      ---------
                                  ---------      ---------
TOTAL RETURN (NOT ANNUALIZED)         2.64%          2.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $599,177       $626,105
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                        0.45%          0.45%
  Ratio of net investment income
    to average net assets             5.18%          5.04%
----------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses             0.63%          0.60%
Ratio of net investment income
  to average net assets prior to
  waived fees and reimbursed
  expenses                            5.00%          4.89%
----------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
16

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      PRIME MONEY MARKET
                                                                         MUTUAL FUND (1)
                              ----------------------------------------------------------
                                                                   SERVICE CLASS (CONT.)
                              ----------------------------------------------------------
                                                      SIX MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,
                                    1996        1995    1994 (3)        1994        1993
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.05        0.02        0.03        0.03
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.03)      (0.03)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.19%       5.60%       3.71%**      3.00%      3.32%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $740,760    $614,101    $565,305    $527,599    $468,479
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.41%       0.41%       0.41%       0.41%
  Ratio of net investment
    income to average net
    assets                         5.14%       5.47%       3.67%       2.96%       3.27%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.62%       0.68%       0.89%       0.89%       0.89%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.97%       5.20%       3.19%       2.48%       2.79%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                     TREASURY MONEY MARKET
                                           MUTUAL FUND (3)
                                  ------------------------
                                                   CLASS A
                                  ------------------------
                                  (UNAUDITED)
                                        SIX            SIX
                                     MONTHS         MONTHS
                                      ENDED          ENDED
                                  SEPT. 30,      MARCH 31,
                                       1997       1997 (1)
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $1.00          $1.00
                                  ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.02           0.02
  Net realized and unrealized
    gain on investments                0.00           0.00
                                  ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS       0.02           0.02
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                            (0.02)         (0.02)
  Distributions from net
    realized gain                      0.00           0.00
                                  ---------      ---------
TOTAL FROM DISTRIBUTIONS              (0.02)         (0.02)
                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD        $1.00          $1.00
                                  ---------      ---------
                                  ---------      ---------
TOTAL RETURN (NOT ANNUALIZED)         2.50%          2.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                          $51,762        $66,486
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                        0.55%          0.55%
  Ratio of net investment income
    to average net assets             4.95%          4.81%
----------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses             0.89%          0.75%
Ratio of net investment income
  to average net assets prior to
  waived fees and reimbursed
  expenses                            4.61%          4.61%
----------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.

The accompanying notes are an integral part of these financial statements.

---------------------
18

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                           TREASURY MONEY MARKET MUTUAL FUND (3) (CONT.)
                              ----------------------------------------------------------
                                                                           INSTITUTIONAL
                                                         CLASS E                   CLASS
                                 CLASS A  ----------------------  ----------------------
                                 (CONT.)  (UNAUDITED)             (UNAUDITED)
                              ----------  SIX MONTHS      PERIOD  SIX MONTHS  SIX MONTHS
                              YEAR ENDED       ENDED       ENDED       ENDED       ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,
                                1996 (2)        1997    1997 (4)        1997    1997 (1)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.02        0.00        0.03        0.03
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.02        0.00        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.02)       0.00       (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.02)       0.00       (0.03)      (0.03)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      4.95%       2.45%       0.11%       2.65%       2.58%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                       $53,706    $753,349    $820,657    $485,723    $449,647
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.55%       0.65%       0.65%       0.25%       0.25%
  Ratio of net investment
    income to average net
    assets                         4.96%       4.82%       4.86%       5.22%       5.11%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.67%       0.86%       0.88%       0.41%       0.39%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.84%       4.61%       4.63%       5.06%       4.97%
----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                     TREASURY MONEY MARKET
                                   MUTUAL FUND (3) (CONT.)
                                  ------------------------
                                             INSTITUTIONAL
                                             CLASS (CONT.)
                                  ------------------------
                                       YEAR         PERIOD
                                      ENDED          ENDED
                                  SEPT. 30,      SEPT. 30,
                                       1996       1995 (2)
----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                              $1.00          $1.00
                                  ---------      ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.05           0.01
  Net realized and unrealized
    gain on investments                0.00           0.00
                                  ---------      ---------
TOTAL FROM INVESTMENT OPERATIONS       0.05           0.01
LESS DISTRIBUTIONS:
  Dividends from net investment
    income                            (0.05)         (0.01)
  Distributions from net
    realized gain                      0.00           0.00
                                  ---------      ---------
TOTAL FROM DISTRIBUTIONS              (0.05)         (0.01)
                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD        $1.00          $1.00
                                  ---------      ---------
                                  ---------      ---------
TOTAL RETURN (NOT ANNUALIZED)         5.26%          5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                         $540,689        $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average
    net assets                        0.25%          0.26%
  Ratio of net investment income
    to average net assets             5.21%          5.42%
----------------------------------------------------------
Ratio of expenses to average net
  assets prior to waived fees
  and reimbursed expenses             0.59%          0.69%
Ratio of net investment income
  to average net assets prior to
  waived fees and reimbursed
  expenses                            4.87%          4.99%
----------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

---------------------
20

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                           TREASURY MONEY MARKET MUTUAL FUND (3) (CONT.)
                              ----------------------------------------------------------
                                                                                 SERVICE
                                                                                   CLASS
                              ----------------------------------------------------------
                              (UNAUDITED)
                              SIX MONTHS  SIX MONTHS                          SIX MONTHS
                                   ENDED       ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                    1997    1997 (1)        1996        1995    1994 (4)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.03        0.02        0.05        0.05        0.02
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.55%       2.47%       5.03%       5.42%       3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $324,408    $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                         5.03%       4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.64%       0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.84%       4.75%       4.83%       5.08%       3.25%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
(3) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(4)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     TREASURY MONEY MARKET
                                                                           MUTUAL FUND (1)
                                                                                   (CONT.)
                                                                    ----------------------
                                                                                   SERVICE
                                                                             CLASS (CONT.)
                                                                    ----------------------
                                                                    YEAR ENDED  YEAR ENDED
                                                                     MARCH 31,   MARCH 31,
                                                                          1994        1993
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $1.00       $1.00
                                                                    ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.03        0.03
  Net realized and unrealized gain on investments                         0.00        0.00
                                                                    ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                          0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                                   (0.03)      (0.03)
  Distributions from net realized gain                                    0.00        0.00
                                                                    ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                 (0.03)      (0.03)
                                                                    ----------  ----------
NET ASSET VALUE, END OF PERIOD                                           $1.00       $1.00
                                                                    ----------  ----------
                                                                    ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                            2.81%       3.13%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                    $654,950    $614,237
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                0.43%       0.43%
  Ratio of net investment income to average net assets                   2.77%       3.04%
------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                    0.90%       0.91%
Ratio of net investment income to average net assets prior to
  waived fees and reimbursed expenses                                    2.30%       2.56%
------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.

The accompanying notes are an integral part of these financial statements.

---------------------
22

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Prime Money Market Mutual and Treasury Money Market Mutual Funds (the "Funds"), each a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market Mutual and Treasury Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). These acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund. All performance and financial data for periods prior to September 6, 1996 refers to the Predecessor Funds.

Each of the Funds offers Class A, Institutional Class, and Service Class Shares. The Treasury Money Market Mutual Fund also offers Class E shares. The four classes of shares differ principally in the applicable distribution, shareholder servicing and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The

---------------------
24

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating-and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

RESTRICTED SECURITIES

The Funds may invest in restricted securities, including securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") and commercial paper that is sold under Section 4(2) of the 1933 Act. The Funds generally bear the cost, if any, associated with the disposition of restricted securities. At September 30, 1997 the Prime Money Market Mutual Fund held restricted securities that were deemed liquid and valued by the investment adviser in accordance with procedures approved by the Company's Board of Directors:

                                         PRIME
                                  MONEY MARKET
                                   MUTUAL FUND
----------------------------------------------
Aggregate Cost                   $ 258,046,502
Aggregate Fair Value             $ 258,046,502
Percentage of Net Assets                19.93%

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996. The Prime Money Market Mutual Fund had net capital loss carryforwards at December 31, 1996 as follows:

                                                                                    CAPITAL LOSS
FUND                                                   YEAR EXPIRES                 CARRYFORWARD
------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                                 1998                      $ 1,928
                                                               1999                          525
                                                               2000                       60,951
                                                               2001                       56,414
                                                               2002                          622

Any loss carryforwards from Pacifica are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for

---------------------
26

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of the Funds and/or classes of shares. Certain of these expenses are being amortized by the Funds on a straight-line basis over 60 months from the date each Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the average daily net assets of each Fund.

The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A and Service Class shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund, and 0.02% of the average daily net assets of the Institutional Class shares of the Funds. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Service Class shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                                                             TRANSFER
                                                    TRANSFER  TRANSFER         AGENCY
                                                      AGENCY    AGENCY           FEES  TRANSFER AGENCY
                                                        FEES      FEES  INSTITUTIONAL             FEES
FUND                                                 CLASS A   CLASS E          CLASS    SERVICE CLASS
------------------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                      $121,316       N/A        $53,496          $99,535
Treasury Money Market Mutual Fund                     32,338  $122,995         47,696           62,610

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund, and 0.20% of the average daily net assets of the Service Class shares of the Funds. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A shares of the Funds and the Class E shares of the Treasury Money Market Mutual Fund.

The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1997, were as follows:

                                                                                  SHAREHOLDER
                                                      SHAREHOLDER   SHAREHOLDER     SERVICING
                                                        SERVICING     SERVICING          FEES
                                                             FEES          FEES       SERVICE
FUND                                                      CLASS A       CLASS E         CLASS
---------------------------------------------------------------------------------------------
Prime Money Market Mutual Fund                           $311,754           N/A      $617,643
Treasury Money Market Mutual Fund                          83,251      $966,075       402,867

The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of each Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A shares of the Funds and Class E shares of the Treasury Money Market Mutual Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Funds provides that each Fund may pay to Stephens up to 0.05% of the average daily net assets attributable to the Class A shares as compensation for distribution-related services or as reimbursement for distribution-related expenses.

Under the Plan for Class E shares of the Treasury Money Market Mutual Fund, the Fund may pay, as compensation for

---------------------
28

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.

Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

For the six months ended September 30, 1997, the Treasury Money Market Mutual Fund paid distribution fees of $16,169 and $722,879 for the Class A and Class E shares, respectively. Distribution fees for the Prime Money Market Mutual Fund for the six months ended September 30, 1997 are disclosed in the Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1997 were waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, each Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.55%, 0.45%, and 0.25% of the average daily net assets of the Class A, Service Class, and Institutional Class shares of each Fund, respectively, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 77 shares of the Prime Money Market Mutual Fund and 86 shares of the Treasury Money Market Mutual Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $.001 par value capital stock authorized by the Company. As of September 30, 1997, each Fund was authorized to issue 5 billion shares of $.001 par value capital stock for each class of shares. Capital share transactions for the Funds were as follows:

                                                                PRIME MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------
                                                 (UNAUDITED)
                                                 FOR THE SIX      FOR THE SIX          FOR THE
                                                MONTHS ENDED     MONTHS ENDED       YEAR ENDED
                                              SEPT. 30, 1997   MARCH 31, 1997   SEPT. 30, 1996
----------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                         308,020,023      332,735,076      831,632,592
  Shares issued in reinvestment of
    dividends -- Class A                             186,679          240,495          916,433
  Shares redeemed -- Class A                    (396,092,457)    (320,827,816)    (567,563,822)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                          (87,885,755)      12,147,755      264,985,203
  Shares sold -- Institutional Class             881,972,565    1,593,660,723    5,079,737,453
  Shares issued in reinvestment of
    dividends -- Institutional Class               3,363,947        1,847,923          176,187
  Shares redeemed -- Institutional Class        (917,199,908)  (1,481,265,875)  (4,686,437,789)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS              (31,863,396)     114,242,771      393,475,851
  Shares sold -- Service Class                   956,115,424    1,211,658,277    2,007,890,215
  Shares issued in reinvestment of
    dividends -- Service Class                        74,885           90,409          117,361
  Shares redeemed -- Service Class              (983,127,556)  (1,326,393,380)  (1,881,188,709)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                    (26,937,247)    (114,644,694)     126,818,867

---------------------
30

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                                                    TREASURY MONEY MARKET MUTUAL FUND
                                                    -------------------------------------------------
                                                        (UNAUDITED)
                                                        FOR THE SIX      FOR THE SIX          FOR THE
                                                       MONTHS ENDED     MONTHS ENDED       YEAR ENDED
                                                     SEPT. 30, 1997   MARCH 31, 1997   SEPT. 30, 1996
-----------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                 81,451,657      101,803,385      265,329,368
  Shares issued in reinvestment of dividends --
    Class A                                                 204,085          117,496          303,969
  Shares redeemed -- Class A                            (96,382,019)     (89,139,342)    (211,928,115)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                                (14,726,277)      12,781,539       53,705,222
  Shares sold -- Class E                              1,054,494,805      892,833,080              N/A
  Shares issued in reinvestment of dividends --
    Class E                                                       0                0              N/A
  Shares redeemed -- Class E                         (1,121,836,438)     (72,176,053)             N/A
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS E                                                (67,341,633)     820,657,027              N/A
  Shares sold -- Institutional Class                    824,968,167      998,327,613    4,920,884,222
  Shares issued in reinvestment of dividends --
    Institutional Class                                   1,047,264          978,929        1,018,863
  Shares redeemed -- Institutional Class               (789,959,192)  (1,090,336,130)  (4,417,665,197)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                                     36,056,239      (91,029,588)     504,237,888
  Shares sold -- Service Class                        1,522,169,783    2,043,006,904    3,893,787,080
  Shares issued in reinvestment of dividends --
    Service Class                                           657,529          348,407          227,942
  Shares redeemed -- Service Class                   (1,681,835,818)  (2,900,254,375)  (3,555,407,931)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 SERVICE CLASS                                         (159,008,506)    (856,899,064)     338,607,091

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
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---------------------
32

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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
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---------------------
34

Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC PMMS AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds